SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Consolidated VIE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Assets
Cash and cash equivalents	¥ 5,791,333		¥ 4,271,899	¥ 2,864,543	$ 815,692
Restricted cash	267,271		88,796	80,800	37,644
Trading securities	76,053				10,712
Accounts receivable	499,027		221,004		70,287
Contract assets, net	978,051		626,739		137,756
Contract cost	32		787		4
Prepaid expenses and other assets	426,511		321,411		60,073
Financing receivables	116,164		514,388		16,361
Available-for-sale investments	438,084		972,738		61,703
Property, equipment and software, net	79,158		77,256		11,149
Deferred tax assets	73,414		84,187		10,340
Total assets	10,276,916		8,536,095		1,447,473
Liabilities
Accounts payable	30,902		14,144		4,353
Deferred revenue	54,044		65,539		7,612
Accrued expenses and other liabilities	1,500,522		1,315,006		211,344
Secured borrowing	0		767,900
Deferred tax liabilities	122,075		79,740		17,194
Lease liabilities	23,648		35,229		3,331
Total liabilities	2,191,367		2,505,282		308,648
Net revenue	4,895,633	$ 689,535	3,434,620	4,477,929
Net income	2,080,197	292,990	1,194,871	1,032,984
Net cash provided by/(used in) operating activities	2,171,013	305,780	1,849,430	158,192
Net cash provided by/(used in) investing activities	100,045	14,091	52,559	(346,507)
Net cash (used in)/provided by financing activities	(569,278)	$ (80,181)	(489,123)	427,446
Related parties
Assets
Amounts due from related parties	820,181		1,266,232		115,520
Liabilities
Other liabilities	14,414		227,724		$ 2,030
Net revenue	141,595		411,010	573,158
VIE's
Assets
Cash and cash equivalents	3,362,736		2,795,805
Trading securities	76,053
Accounts receivable	56,735		100,756
Contract assets, net	154,384		107,679
Contract cost	3		652
Prepaid expenses and other assets	45,781		114,310
Financing receivables	113,951		514,388
Available-for-sale investments			600,000
Property, equipment and software, net	61,735		62,979
Deferred tax assets	73,338		84,096
Right-of-use assets	10,659		10,474
Total assets	4,403,266		5,302,571
Liabilities
Accounts payable	18,211		9,196
Deferred revenue	15		9,488
Accrued expenses and other liabilities	1,243,490		1,131,504
Secured borrowing			767,900
Deferred tax liabilities	20,019		17,273
Lease liabilities	9,749		9,311
Total liabilities	1,298,070		2,159,018
Net revenue	1,623,596		1,821,561	3,192,329
Net income	351,373		424,834	752,164
Net cash provided by/(used in) operating activities	1,013,875		1,151,656	(236,406)
Net cash provided by/(used in) investing activities	906,485		417,535	(393,659)
Net cash (used in)/provided by financing activities	(963,700)		(399,700)	¥ 501,400
VIE's | Asset pledged as collateral
Assets
Total assets	0
VIE's | Related parties
Assets
Amounts due from related parties	447,891		911,432
Liabilities
Other liabilities	¥ 6,586		¥ 214,346
Loan agreements between FOS and each of the shareholders of the respective VIE companies
VIE arrangements
Threshold of foreign interest in VIE (as a percent)	100.00%	100.00%
Term of loans (years)	10 years	10 years